Stock Portfolio
September 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 97.6%
Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.	28,500	$ 4,615,005
		$ 4,615,005
Automobile Components — 0.6%
Aptiv PLC(1)	32,756	$ 3,229,414
		$ 3,229,414
Beverages — 4.0%
Coca-Cola Co. (The)	199,546	$ 11,170,585
PepsiCo, Inc.	65,300	11,064,432
		$ 22,235,017
Biotechnology — 2.2%
AbbVie, Inc.	81,616	$ 12,165,681
		$ 12,165,681
Broadline Retail — 4.3%
Amazon.com, Inc.(1)	188,220	$ 23,926,526
		$ 23,926,526
Capital Markets — 5.9%
Intercontinental Exchange, Inc.	87,104	$ 9,583,182
S&P Global, Inc.	24,136	8,819,536
Stifel Financial Corp.	91,900	5,646,336
Tradeweb Markets, Inc., Class A	114,029	9,145,126
		$ 33,194,180
Chemicals — 1.5%
Linde PLC	23,300	$ 8,675,755
		$ 8,675,755
Commercial Services & Supplies — 1.1%
Waste Management, Inc.	39,278	$ 5,987,538
		$ 5,987,538
Consumer Staples Distribution & Retail — 2.2%
Walmart, Inc.	77,300	$ 12,362,589
		$ 12,362,589
Security	Shares	Value
Containers & Packaging — 1.0%
AptarGroup, Inc.	43,515	$ 5,441,116
		$ 5,441,116
Electric Utilities — 1.0%
NextEra Energy, Inc.	97,540	$ 5,588,067
		$ 5,588,067
Electrical Equipment — 1.5%
AMETEK, Inc.	55,556	$ 8,208,954
		$ 8,208,954
Financial Services — 3.4%
Shift4 Payments, Inc., Class A(1)	88,900	$ 4,922,393
Visa, Inc., Class A	61,430	14,129,514
		$ 19,051,907
Ground Transportation — 1.3%
Union Pacific Corp.	35,224	$ 7,172,663
		$ 7,172,663
Health Care Equipment & Supplies — 2.8%
Intuitive Surgical, Inc.(1)	24,900	$ 7,278,021
Stryker Corp.	29,700	8,116,119
		$ 15,394,140
Hotels, Restaurants & Leisure — 1.8%
Domino's Pizza, Inc.	9,500	$ 3,598,505
Marriott International, Inc., Class A	31,928	6,275,768
		$ 9,874,273
Insurance — 3.1%
Allstate Corp. (The)	67,600	$ 7,531,316
W.R. Berkley Corp.	151,400	9,612,386
		$ 17,143,702
Interactive Media & Services — 7.5%
Alphabet, Inc., Class C(1)	223,580	$ 29,479,023
Meta Platforms, Inc., Class A(1)	42,400	12,728,904
		$ 42,207,927
IT Services — 1.1%
Gartner, Inc.(1)	18,500	$ 6,356,785
		$ 6,356,785

Stock Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 3.0%
Danaher Corp.	32,792	$ 8,135,695
Thermo Fisher Scientific, Inc.	16,534	8,369,015
		$ 16,504,710
Machinery — 1.1%
Parker-Hannifin Corp.	16,100	$ 6,271,272
		$ 6,271,272
Media — 1.5%
Comcast Corp., Class A	195,400	$ 8,664,036
		$ 8,664,036
Multi-Utilities — 0.8%
Sempra	69,700	$ 4,741,691
		$ 4,741,691
Oil, Gas & Consumable Fuels — 2.1%
ConocoPhillips	99,056	$ 11,866,909
		$ 11,866,909
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	107,400	$ 6,233,496
Eli Lilly & Co.	30,900	16,597,317
		$ 22,830,813
Professional Services — 4.5%
Automatic Data Processing, Inc.	41,696	$ 10,031,224
Booz Allen Hamilton Holding Corp.	54,790	5,986,903
TransUnion	125,500	9,009,645
		$ 25,027,772
Real Estate Management & Development — 1.4%
FirstService Corp.	54,800	$ 7,975,592
		$ 7,975,592
Semiconductors & Semiconductor Equipment — 6.0%
Analog Devices, Inc.	56,486	$ 9,890,134
Lam Research Corp.	11,300	7,082,501
NVIDIA Corp.	38,400	16,703,616
		$ 33,676,251
Software — 13.5%
ANSYS, Inc.(1)	29,600	$ 8,807,480
Fair Isaac Corp.(1)	10,000	8,685,300
Security	Shares	Value
Software (continued)
Fortinet, Inc.(1)	77,800	$ 4,565,304
Microsoft Corp.	144,998	45,783,118
VMware, Inc., Class A(1)	45,500	7,574,840
		$ 75,416,042
Specialty Retail — 1.4%
TJX Cos., Inc. (The)	90,634	$ 8,055,550
		$ 8,055,550
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	258,084	$ 44,186,562
		$ 44,186,562
Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica, Inc.(1)	14,700	$ 5,668,467
NIKE, Inc., Class B	56,900	5,440,778
		$ 11,109,245
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.(1)	48,608	$ 6,807,550
		$ 6,807,550
Total Common Stocks (identified cost $368,731,278)		$545,965,234

Short-Term Investments — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	13,821,641	$ 13,821,641
Total Short-Term Investments (identified cost $13,821,641)		$ 13,821,641
Total Investments — 100.1% (identified cost $382,552,919)		$559,786,875
Other Assets, Less Liabilities — (0.1)%		$ (704,663)
Net Assets — 100.0%		$559,082,212
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.

Stock Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

The Portfolio did not have any open derivative instruments at September 30, 2023.
Affiliated Investments
At September 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $13,821,641, which represents 2.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,125	$67,206,909	$(53,389,393)	$ —	$ —	$13,821,641	$74,047	13,821,641
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$545,965,234*	$ —	$ —	$545,965,234
Short-Term Investments	13,821,641	—	—	13,821,641
Total Investments	$559,786,875	$ —	$ —	$559,786,875
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
3